Common shares, preferred shares and other equity instruments - Schedule of Common Shares (Parenthetical) (Detail) - shares	Oct. 31, 2023	Feb. 28, 2023	Oct. 31, 2022
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares bought to facilitate trading/institutional client activity	19,133,834		17,757,599
Number of shares sold to facilitate trading/institutional client activity	19,132,702		17,757,599
Shareholder dividend and share purchase plan [member]
Disclosure of classes of share capital [line items]
Treasury shares reissued discount as a percentage of average market price		2.00%